Common Stock (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Common Stock [Abstract]
Schedule of Total Shares of Common Stock Reserved for Issuance	The total shares of common stock reserved for issuance are summarized as follows:
	September 30, 2023	September 30, 2022
Public Warrants (exercise price of $402.50 per share)	300,332	300,332
Class A Common Stock Warrants (exercise price of $115.15 per share)	73,905	73,905
Class A Placement Agent Common Stock Warrants (exercise price of $115.15 per share)	10,347	10,347
Class B Common Stock Warrants (exercise price of $21.00 per share)	238,095	238,095
Class B Placement Agent Common Stock Warrants (exercise price of $26.25 per share)	16,667	16,667
Class C Common Stock Warrants (exercise price of $5.36 per share)	487,160	—
Rollover Warrants (exercise price of $93.80 per share)	4,738	4,738
Rollover RSU awards outstanding	3,006	7,290
Stock options outstanding	35,005	10,058
Shares reserved for issuance	1,169,255	661,432
Shares available for future stock grants under the 2021 Equity Incentive Plan	33,283	58,230
Total common stock reserved for issuance	1,202,538	719,662
The total shares of common stock reserved for issuance are summarized as follows:
	December 31, 2022	December 31, 2021
Revelation Sub Series A Preferred Stock	—	—
Series A-1 Preferred Stock	—	—
Public Warrants	300,332	—
Class A Common Stock Warrants	73,905	—
Class A Placement Agent Common Stock Warrants	10,347	—
Class B Common Stock Warrants	238,096	—
Class B Placement Agent Common Stock Warrants	16,667	—
Rollover Warrants	4,738	4,792
Unvested and unissued Rollover RSU awards	7,290	13,154
Stock options outstanding	9,581	—
Shares reserved for issuance	660,956	17,946
Shares available for future stock grants under the 2021 Equity Incentive Plan	58,707	—
Total common stock reserved for issuance	719,663	17,946